Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended September 30,
	2014	2013
	(In thousands)
Current income tax expense:
Federal	$275	$105
State	69	33
	344	138
Deferred income tax expense (benefit):
Federal	(6)	230
State	(2)	84
	(8)	314
	$336	$452

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Years Ended September 30,
		Percent		Percent
		of Pretax		of Pretax
	2014	Income	2013	Income
	(Dollars in thousands)
Federal income taxes	$338	34.0%	$473	34.0%
State income taxes, net of federal income tax effect	44	4.4%	77	5.5%
Non-deductible merger related costs (reimbursement)	0	0.0%	(102)	(7.3)%
Other items, net	(46)	(4.6)%	4	0.3%
Effective Income Taxes	$336	33.8%	$452	32.5%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	September 30,
	2014	2013
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$294	$366
Depreciation	107	—
Deferred rent	75	63
Benefit plan adjustment (Accumulated Other Comprehensive Income)	700	599
Unrealized loss on securities available for sale	79	473
Stock based compensation	228	203
Interest income and other	43	152
Total Deferred Tax Assets	1,526	1,856
Deferred tax liabilities:
Accrued pension	274	292
Depreciation	—	26
Total Deferred Tax Liabilities	274	318
Net Deferred Tax Assets Included in Other Assets	$1,252	$1,538